Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi :

(in thousands of euro)	30 juin 2026	30 juin 2025

Proceeds from collaboration and licensing agreements	2,698	755
of which monalizumab agreement (AstraZeneca)	—	56
of which 2016 Sanofi agreement	—	—
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	198	198
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	2,500	—
of which other agreements	—	501
Invoicing of R&D costs (IPH5201 agreement)	417	916
Revenue from collaboration and licensing agreements	3,115	1,671

Disclosure of change in deferred revenue and collaboration liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	215	—	215
Revenue for the six months ended June 30, 2025	(56)		(56)
Transfer from / (to) collaboration liabilities	4		4
As of June 30, 2025	163	—	163

As of December 31, 2025	—	—	—
Revenue for the six months ended June 30, 2026	—	—	—
Transfer from / (to) collaboration liabilities	—	—	—
As of June 30, 2026	—	—	—
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Current	Non Current	Total
As of December 31, 2024	7,443	41,128	48,571
Additions	—	—	—
Deductions	(1,679)	—	(1,679)
Foreign exchange impact (1)	(5,592)	—	(5,592)
Reclassification	6,610	(6,610)	—
As of June 30, 2025	6,782	34,518	41,300

As of December 31, 2025	6,501	31,748	38,249
Additions	177	—	177
Deductions	—	—	—
Foreign exchange impact (1)	1,186	—	1,186
Reclassification	1,131	(1,131)	—
As of June 30, 2026	8,995	30,617	39,612
(1) Foreign exchange effects are recognized in financial income (see Note 15).
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	400	2,825	3,225
Additions	198	(198)	—
Deductions	(198)	—	(198)
As of June 30, 2025	400	2,627	3,027

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2025	2,826	—	2,826
Additions	—	—	—
Deductions	(199)	—	(199)
As of June 30, 2026	2,627	—	2,627

Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2025	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2026
Monalizumab	—	—	—	—	—
Sanofi (2022) option	2,500	(2,500)	—	—	—
Sanofi (2022) services	326	(199)	—	—	127
Total	2,826	(2,699)	—	—	127

(in thousands of euro)	As of December 31, 2024	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2025
Monalizumab	215	(56)	—	4	163
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	726	(198)	—	—	528
Total	3,441	(254)	—	4	3,191

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2026	June 30, 2025

Research tax credit	2,548	3,189
Grant	—	—
Government financing for research expenditures	2,548	3,189